Income Taxes - Schedule Of Effective Income Tax Rate Reconciliation (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax rate			21.00%	21.00%
State and local taxes, net of federal benefit	21.00%		7.68%	4.09%
Foreign rate differential			(0.27%)	0.15%
Permanent items			1.18%	4.03%
Research and development credits			(2.96%)	(3.99%)
Equity option forfeitures			1.38%	0.00%
Change in valuation allowance			1.20%	0.00%
State FIN 48			0.14%	1.63%
Other			0.00%	(0.03%)
Effective tax rate	33.80%	20.90%	29.35%	26.88%